Summary of Significant Accounting Policies (Details) - Schedule of Ordinary Shares Reflected in the Balance Sheets (Parentheticals) - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Schedule of Ordinary Shares Reflected in the Balance Sheets [Abstract]
Redemption of shares		633,792
Redemption of shares		1,025,281
Redemption of shares		2,375,991
Redemption of shares	159,203
Redemption of shares	258